Property, equipment and software, net	12 Months Ended
Dec. 31, 2015
Property, equipment and software, net
Property, equipment and software, net

11.  Property, equipment and software, net

Property, equipment and software, net, consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Electronic equipment	1,372,896	3,089,415
Office equipment	33,190	202,422
Vehicles	530,731	843,922
Logistic and warehouse equipment	598,831	1,105,245
Leasehold improvement	136,522	306,352
Software	100,215	149,590
Building and building improvement	661,365	2,526,948

Total	3,433,750	8,223,894
Less: Accumulated depreciation	(1,025,312)	(1,990,788)

Net book value	2,408,438	6,233,106

Depreciation expenses were RMB257,213, RMB514,974 and RMB1,123,076 for the years ended December 31, 2013, 2014 and 2015, respectively.